Right of Use Assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Quantitative Information About Rightofuse Assets [Abstract]
Summary of Right of Use Assets Recognized in Consolidated Balance Sheets

16(a)Amounts recognized in the consolidated balance sheets

	As of December 31,	As of December 31,
	2020	2019
Right of use assets	US$’000	US$’000
Land	2,843	3,029
Buildings	281	546
Motor vehicle and other asset	47	58
Office equipment	77	102
	3,248	3,735

Summary of Lease Expenses Recognized in Consolidated Income Statements

	2020	2019
Depreciation charge of right of use assets	US$’000	US$’000
Land	280	211
Buildings	278	233
Motor vehicle and other asset	38	38
Office equipment	25	25
	621	507

Interest expenses (included in finance cost)	79	91
Expenses relating to short-term leases	7	159
Expenses relating to lease of low-value assets that are not short-term leases	10	15